Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table details the assets carried at fair value and measured on a recurring basis within the three levels of fair value as of March 31, 2021 and December 31, 2020:

(in thousands)		Gross Unrealized			Reported as:
March 31, 2021	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$51,803	$—	$—	$51,803	$51,803	$—
U.S. treasury bills	16,032	2	—	16,034	—	16,034
Total	$67,835	$2	$—	$67,837	$51,803	$16,034

(in thousands)		Gross Unrealized			Reported as:
December 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$36,607	$—	$—	$36,607	$36,607	$—
U.S. treasury bills	40,132	4	(1)	40,135	—	40,135
Total	$76,739	$4	$(1)	$76,742	$36,607	$40,135

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U.S. Treasury Securities	$149,551,026	$—	$—
Cash equivalents – money market funds	1,926	—	—
	$149,552,952	$—	$—

The following table details the assets carried at fair value and measured on a recurring basis within the three levels of fair value as of December 31, 2020 and 2019:

(in thousands)		Gross Unrealized			Reported as:
December 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$36,607	$—	$—	$36,607	$36,607	$—
U.S. treasury bills	40,132	4	(1)	40,135	—	40,135
Total	$76,739	$4	$(1)	$76,742	$36,607	$40,135

(in thousands)		Gross Unrealized			Reported as:
December 31, 2019	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
Level 1
Mutual funds	$221	$—	$—	$221	$221	$—
U.S. treasury bills	16,057	8	(1)	16,064	—	16,064
Total	$16,278	$8	$(1)	$16,285	$221	$16,064

Arya Sciences Acquisition Corp III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020, respectively, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$149,563,934	$—	$—
	$149,563,934	$—	$—
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$149,551,026	$—	$—
Cash equivalents – money market funds	1,926	—	—
	$149,552,952	$—	$—